Equity (Details) - Schedule of dividends declared and paid - CLP ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of dividends declared and paid [Abstract]
Dividends on ordinary shares		$ 220,271	$ 350,538	$ 356,311
Dividends per ordinary share	[1]	$ 2.18	$ 3.47	$ 3.53

[1]	Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year’s number of shares outstanding.